INCOME TAXES - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
Tax loss carryforwards	$ 71.0	$ 63.2
Deferred tax assets (liabilities), net	155.0	276.3	$ 167.0	$ 322.5
Deferred income tax and social contribution	(273.1)	(450.3)
Deferred Income Tax Assets (Liabilities)
Disclosure of income taxes [line items]
Temporary differences	269.8	228.2
Tax loss carryforwards	7.6	85.2
Functional currency effect of the non monetary assets	(388.0)	(559.0)
Gains not realized	41.8	38.4
Derivatives / Hedge Accounting	(1.7)	2.4
Effect of differences in fixed asset	(82.9)	(71.1)
Other differences between basis: account x tax	(1.6)	(0.4)
Deferred tax assets (liabilities), net	(155.0)	(276.3)
Total deferred tax asset	118.1	174.0
Deferred income tax and social contribution	$ (273.1)	$ (450.3)